Net finance (costs) income	12 Months Ended
Dec. 31, 2020
Net finance (costs) income:
Net finance (costs) income

10.Net finance income (costs):

Finance income and Finance costs for the years ended December 31, 2020 and 2019 were attributed as follows:

	2020	2019

Interest income	$1,045	$1,146
Foreign exchange gain	179	—
Finance income	1,224	1,146

Interest expense on lease liability (note 5)	(17)	(12)
Interest and bank charges	(22)	(11)
Foreign exchange loss	—	(1,400)
Finance costs	(39)	(1,423)
Net finance income (costs)	$1,185	$(277)